Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Insurance expense	$ 50,072	$ 120,419	$ 164,185	$ 357,331	$ 477,750	$ 462,043
Dues and subscriptions	73,370	83,504	140,971	224,444	256,333	148,413
Administrative expenses – related party	30,000	0	90,000	0	240,000
Legal and accounting expenses	432,298	99,540	946,736	426,072	644,515	417,399
General and administrative expenses	0	0	0	1,552
Interest expense – related party	27,287	8,901	69,615	15,210	28,288	0
Bank fees, general and administrative expenses					1,552	35,275
Operating expenses	613,027	312,364	1,411,507	1,024,609	1,648,438	1,063,130
Loss from operations	(613,027)	(312,364)	(1,411,507)	(1,024,609)	(1,648,438)	(1,063,130)
Other income:
Realized gain on marketable securities held in Trust Account	0	0	0	2,538,270	2,538,270	3,120,385
Dividends on marketable securities held in Trust Account	480,118	1,170,072	1,849,140	3,055,971	3,736,950	0
Covenant fees	210,000	0	435,000	0
Provision for credit losses	(210,000)	0	(435,000)	0
Total other income, net	480,118	1,170,072	1,849,140	5,594,241	6,275,220	3,120,385
Net (loss) income	$ (132,909)	$ 857,708	$ 437,633	$ 4,569,632	$ 4,626,782	$ 2,057,255
Redeemable Class A [Member]
Other income:
Basic weighted average shares outstanding	3,220,241	8,786,025	4,251,096	15,541,353	12,826,933	18,091,233
Diluted weighted average shares outstanding	3,220,241	8,786,025	4,251,096	15,541,353	12,826,933	18,091,233
Basic net income	$ 0.1	$ 0.12	$ 0.36	$ 0.32	$ 0.42	$ 0.45
Diluted net income	$ 0.1	$ 0.12	$ 0.36	$ 0.32	$ 0.42	$ 0.45
Class A Non Redeemable [Member]
Other income:
Basic weighted average shares outstanding	4,743,749	4,073,437	4,743,749	1,372,733	2,222,414	0
Diluted weighted average shares outstanding	4,743,749	4,073,437	4,743,749	1,372,733	2,222,414	0
Basic net income	$ (0.1)	$ (0.05)	$ (0.23)	$ (0.15)	$ (0.28)	$ 0
Diluted net income	$ (0.1)	$ (0.05)	$ (0.23)	$ (0.15)	$ (0.28)	$ 0
Class B Non Redeemable [Member]
Other income:
Basic weighted average shares outstanding	1	670,313	1	3,371,017	2,521,336	4,743,750
Diluted weighted average shares outstanding	1	670,313	1	3,371,017	2,521,336	4,743,750
Basic net income	$ (0.1)	$ (0.02)	$ (0.23)	$ (0.05)	$ (0.06)	$ (1.3)
Diluted net income	$ (0.1)	$ (0.02)	$ (0.23)	$ (0.05)	$ (0.06)	$ (1.3)